Long-Term Investments and Receivables (Tables)	12 Months Ended
Dec. 31, 2024
Long-Term Investments and Receivables [Abstract]
Schedule of Long-Term Investments and Receivables
	December 31,
	2024	2023
Prepaid expenses and deposits	$16,658	$14,004
Investments in financial assets designated at fair value through other comprehensive income	21,208	19,737
Trade receivables and unbilled receivables	7,916	7,829
Financial assets designated at fair value through profit or loss	4,701	4,694
Dividend preference derivative in TSG (see Note 9)	3,652	3,000
Others	494	2,738
	$54,629	$52,002